Subsequent Events	6 Months Ended
Jun. 30, 2018
Subsequent Events [Abstract]
Subsequent Events

19. SUBSEQUENT EVENTS

The Company has evaluated subsequent events through August 3, 2018, which is the date the condensed consolidated financial statements were authorized for issuance. No significant events have occurred.